Note 6 - Property and Equipment - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property and equipment, gross	$ 64,406	$ 65,252
Less accumulated depreciation and amortization	(21,872)	(22,037)
Property and equipment, net	42,534	43,215
Land and Land Improvements [Member]
Property and equipment, gross	14,231	14,318
Building and Building Improvements [Member]
Property and equipment, gross	36,185	34,721
Machinery and Equipment [Member]
Property and equipment, gross	4,508	9,151
Vehicles [Member]
Property and equipment, gross	455	467
Office Equipment [Member]
Property and equipment, gross	6,458	6,301
Construction in Progress [Member]
Property and equipment, gross	$ 2,569	$ 294